Schedule of Detailed Company’s Notes Payable (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
		Jan. 31, 2024	Mar. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Short-Term Debt [Line Items]
Collateral amount
Collateral amount
Collateral amount			$ 6,237,234		$ 4,802,115
Collateral amount			353,558		353,490		1,198,380
Vehicles [Member]
Short-Term Debt [Line Items]
Collateral amount					819,788		811,516
Collateral amount			969,429		1,173,278		2,009,896		$ 476,313
Collateral amount					353,490		1,198,380
Related Party [Member]
Short-Term Debt [Line Items]
Collateral amount			6,380,000		5,005,000
Collateral amount			142,766		202,885
Collateral amount			$ 6,237,234		$ 4,802,115
Note Holder One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 19, 2023		Apr. 19, 2023
Debt Instrument, Maturity Date			Apr. 19, 2024		Apr. 19, 2024
Shares Issued with Debt			250,000	[1],[2]	250,000
Interest Rate			10.00%		10.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 1,500,000		$ 1,500,000
Note Holder Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 22, 2023		Sep. 22, 2023	[3]
Debt Instrument, Maturity Date			Apr. 19, 2024		Mar. 22, 2024	[3]
Shares Issued with Debt			150,000	[1],[2]	150,000	[3]
Interest Rate			10.00%		10.00%	[3]
Default Interest Rate			18.00%		18.00%	[3]
Debt Instrument, Collateral			All assets		All assets	[3]
Collateral amount			$ 600,000		$ 600,000	[3]		[3]
Note Holder Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Oct. 13, 2023		Oct. 13, 2023	[4]
Debt Instrument, Maturity Date			Apr. 19, 2024		Jan. 13, 2024	[4]
Shares Issued with Debt			440,000	[1],[2]	260,000	[4]
Interest Rate			0.00%		0.00%	[4]
Default Interest Rate			18.00%		18.00%	[4]
Debt Instrument, Collateral			All assets		All assets	[4]
Collateral amount			$ 320,000		$ 320,000	[4]		[4]
[custom:IssuanceOfSharesOwnershipPercentage]		9.99%
Note Holder Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jul. 05, 2023		Jul. 05, 2023
Debt Instrument, Maturity Date			May 05, 2024		Jan. 05, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 02, 2023		Aug. 02, 2023
Debt Instrument, Maturity Date			Apr. 02, 2024		Feb. 02, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 440,000		$ 440,000
Note Holder Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 23, 2023		Aug. 23, 2023
Debt Instrument, Maturity Date			Apr. 23, 2024		Feb. 23, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 30, 2023		Aug. 30, 2023
Debt Instrument, Maturity Date			Apr. 29, 2024		Feb. 29, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 06, 2023		Sep. 06, 2023
Debt Instrument, Maturity Date			May 06, 2024		Jan. 06, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Sep. 13, 2023		Sep. 13, 2023
Debt Instrument, Maturity Date			May 13, 2024		Jan. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Ten [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 03, 2023		Nov. 03, 2023
Debt Instrument, Maturity Date			May 03, 2024		Jan. 03, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Eleven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 21, 2023		Nov. 21, 2023
Debt Instrument, Maturity Date			May 21, 2024		Jan. 21, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Twelve [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 04, 2023		Dec. 04, 2023
Debt Instrument, Maturity Date			Jun. 04, 2024		Feb. 04, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 220,000		$ 220,000
Note Holder Thirteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 13, 2023		Dec. 13, 2023
Debt Instrument, Maturity Date			Jun. 13, 2024		Feb. 13, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Fourteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 18, 2023		Dec. 18, 2023
Debt Instrument, Maturity Date			Jun. 18, 2024		Feb. 18, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 110,000		$ 110,000
Note Holder Fifteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 20, 2023		Dec. 20, 2023
Debt Instrument, Maturity Date			Jun. 20, 2024		Feb. 20, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 55,000		$ 55,000
Note Holder Sixteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 27, 2023		Dec. 27, 2023
Debt Instrument, Maturity Date			Jun. 27, 2024		Feb. 27, 2024
Shares Issued with Debt
Interest Rate			8.00%		8.00%
Default Interest Rate			18.00%		18.00%
Debt Instrument, Collateral			All assets		All assets
Collateral amount			$ 165,000		$ 165,000
Note Holder Seventeen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 05, 2024
Debt Instrument, Maturity Date			May 05, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 110,000
Note Holder Eighteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 16, 2024
Debt Instrument, Maturity Date			May 16, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Nineteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 25, 2024
Debt Instrument, Maturity Date			May 25, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 07, 2024
Debt Instrument, Maturity Date			Jun. 07, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 20, 2024
Debt Instrument, Maturity Date			Jun. 20, 2024
Shares Issued with Debt
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 28, 2024
Debt Instrument, Maturity Date			Jun. 28, 2024
Shares Issued with Debt	[5]		52,000
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 08, 2024
Debt Instrument, Maturity Date			Jul. 08, 2024
Shares Issued with Debt	[5]		52,000
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 15, 2024
Debt Instrument, Maturity Date			Jul. 15, 2024
Shares Issued with Debt	[5]		52,000
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 165,000
Note Holder Twenty Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Mar. 26, 2024
Debt Instrument, Maturity Date			Jul. 26, 2024
Shares Issued with Debt	[5]		34,722
Interest Rate			8.00%
Default Interest Rate			18.00%
Debt Instrument, Collateral			All assets
Collateral amount			$ 110,000
Notes Payable [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Collateral amount			616,860		811,516
Collateral amount			969,429		1,173,278		$ 2,009,896
Collateral amount			$ 352,569		$ 361,762
Notes Payable [Member] | Related Party [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
[custom:IssuanceOfSharesOwnershipPercentage]			20.00%		9.99%
Notes Payable One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 15, 2021
Debt Instrument, Maturity Date			Nov. 15, 2025
Interest Rate			11.00%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 24,994		$ 28,370
Notes Payable Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 09, 2019
Debt Instrument, Maturity Date			Feb. 17, 2024
Interest Rate			4.90%
Debt Instrument, Collateral			This vehicle
Collateral amount					1,873
Notes Payable Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 15, 2021
Debt Instrument, Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 28,487		37,823
Notes Payable Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Dec. 16, 2021
Debt Instrument, Maturity Date			Dec. 18, 2024
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 27,885		37,023
Notes Payable Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 31,602		40,911
Notes Payable Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 31,602		40,911
Notes Payable Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 31,602		40,911
Notes Payable Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jan. 11, 2022
Debt Instrument, Maturity Date			Jan. 25, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 31,602		40,911
Notes Payable Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 33,965		43,046
Notes Payable Ten [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 33,965		43,046
Notes Payable Eleven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 34,673		43,944
Notes Payable Twelve [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Feb. 08, 2022
Debt Instrument, Maturity Date			Feb. 10, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 33,964		43,045
Notes Payable Thirteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 40,929		50,157
Notes Payable Fourteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 40,929		50,157
Notes Payable Fifteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,929		51,157
Notes Payable Sixteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,504		50,862
Notes Payable Seventeen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,555		50,925
Notes Payable Eighteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,555		50,925
Notes Payable Nineteen [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,555		50,925
Notes Payable Twenty [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 05, 2022
Debt Instrument, Maturity Date			Apr. 20, 2025
Interest Rate			3.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 41,555		50,925
Notes Payable Twenty One [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 04, 2022
Debt Instrument, Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 17,819		20,837
Notes Payable Twenty Two [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Aug. 04, 2022
Debt Instrument, Maturity Date			Aug. 18, 2025
Interest Rate			4.99%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 17,820		20,838
Notes Payable Twenty Three [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			4.84%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 15,668		17,913
Notes Payable Twenty Four [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 16,150		18,572
Notes Payable Twenty Five [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Nov. 01, 2021
Debt Instrument, Maturity Date			Nov. 11, 2025
Interest Rate			0.00%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 16,150		18,572
Notes Payable Twenty Six [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 01, 2022
Debt Instrument, Maturity Date			May 23, 2026
Interest Rate			0.90%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 21,565		24,035
Notes Payable Twenty Seven [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Jun. 01, 2022
Debt Instrument, Maturity Date			May 23, 2026
Interest Rate			0.90%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 21,562		24,032
Notes Payable Twenty Eight [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 27, 2022
Debt Instrument, Maturity Date			May 10, 2027
Interest Rate			9.05%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 100,283		107,047
Notes Payable Twenty Nine [Member] | Vehicles [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date			Apr. 27, 2022
Debt Instrument, Maturity Date			May 01, 2026
Interest Rate			8.50%
Debt Instrument, Collateral			This vehicle
Collateral amount			$ 66,558		$ 73,585

[1]	See discussion below regarding global amendment for Notes #1, #2 and #3.
[2]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[3]	See discussion below regarding global amendment for Notes #2 and #3.
[4]	See discussion below regarding the limitation on the issuance of this lender due to a 9.99% equity ownership blocker.
[5]	These shares of common stock (190,722) were issued with the underlying original issue discount notes and treated as additional debt discount.